Share-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Options
Beginning Balance	343,936	368,740
Forfeited during the period		(24,804)
Granted during the period	$ 6,000
Ending Balance	349,936	343,936
Weighted-Average Exercise Price
Beginning Balance	$ 21.43	$ 21.51
Forfeited during the period		22.55
Granted during the period	18.95
Ending Balance	$ 21.39	$ 21.43